Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net income (loss)	$ (2,504,174)	$ (4,356,555)	$ 8,952,082	$ (415,907)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense	8,520	2,997	21,126	10,418
Amortization of right of use assets	19,325		19,107
Share-based compensation	1,426,851	1,357,048	6,847,393	226,175
Change in fair value of stock based compensation liabilities	(1,707,133)
Extinguishment of debt				(700,000)
Non-cash interest expense	2,341,880	37,654	6,321,665
Interest expense on lease liability			2,720
Capital raise finance charge			300,000
Interest income reinvested on marketable securities			(44,806)
Change in fair value of forward purchase agreements	(515,750)		(248,000)
Change in fair value of earnout liabilities	(1,353,000)		(47,930,000)
Loss on initial issuance of warrants			15,919,501
Changes in operating assets and liabilities:
Prepaid expenses and other assets	103,633	(7,954)	(547,731)	(5,929)
Deposits			4,900
Inventories	79,642		(243,448)
Accounts payable - related party	(20,600)	(188,000)	(167,400)	474,154
Accounts payable, accrued legal costs and other accrued expenses	(681,638)	1,538,595	2,783,787	45,276
Other current liabilities			123,780
Operating lease payments	(17,598)		(14,173)
Deferred revenue	148,878	148,780	525,000
Net cash used in operating activities	(2,671,164)	(1,467,435)	(7,374,497)	(365,813)
Cash Flows from Investing Activities
Cash acquired as part of reverse acquisition				50,062
Purchase of marketable securities			(3,100,025)
Redemption of marketable securities			3,144,831
Purchases of property and equipment	(2,256)	(10,761)	(69,502)	(7,872)
Net cash used in investing activities	(2,256)	(10,761)	(24,696)	42,190
Cash Flows from Financing Activities
Proceeds from Lender				60,000
Proceeds from issuance of common stock	682,178		500,000
Proceeds from investor subscription	1,000,000
Proceeds from loan		5,000,000
Proceeds from Arosa Loans			5,650,000
Advance to related party - note receivable (note 8)			(818,000)
Proceeds from partial repayment of related party - note receivable (note 8)			125,000
Proceeds from forward purchase agreements	679,660		346,323
Proceeds from convertible notes payable - related party (note 11)	100,000	1,594,980	1,919,980
Repayment of convertible notes payable - related party (note 11)	(100,000)
Net cash provided by financing activities	2,361,838	6,594,980	7,723,303	60,000
Net (decrease) increase in cash, cash equivalents and restricted cash	(311,582)	5,116,784	324,110	(263,623)
Cash, cash equivalents and restricted cash, beginning of period	342,996	18,886	18,886	282,509
Cash, cash equivalents and restricted cash, end of the period	31,414	5,135,670	342,996	18,886
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	31,414	2,135,670
Restricted cash		3,000,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flow	31,414	5,135,670
Non-Cash investing and financing activities:
Distribution of shares relating to the Arosa Loan Agreement (note 9)		$ 1,500,000
Non-Cash investing and financing activities:
Advances from related party converted to equity (note 8)				381,151
Issuance of warrants related to the Arosa Loan Agreement ( note 10)			23,069,501
Initial recognition of earnout liabilities			49,894,000
Initial recognition of forward purchase agreements			965,000
Liabilities assumed in Business Combination, net			14,681,971
Initial recognition of ROU asset and operating lease liability			243,068
Conversion of convertible notes to payable - related party to common stock (note 12)			2,459,163
Conversion of preferred stock to common stock			$ 510